INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Narrative) (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) vessel tanker	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jul. 31, 2018 Rate
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Number of VLCC crude tankers accounted for as direct financing leases	8
Term of charters, minimum (in years)	5 years
Term of charters, maximum (in years)	9 years
Vessel impairment charge | $	$ 21,779	$ 0	$ 0
Number of VLCCs impaired | tanker	3
Number of offshore supply vessels chartered on long-term bareboat charters	1
Subsequent Event [Member]
Subsequent Event [Line Items]
Agreed Proportion of temporary reduction to daily charter rate | Rate				100.00%